Stock Option and Incentive Plan - Summary of Option Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2020 $ / shares shares
Disclosure of Stock Option and Incentive Plan [Abstract]
Number of Share Options, Outstanding, Beginning Balance | shares	6,837
Number of Share Options, Granted | shares	1,133
Number of Share Options, Exercised | shares	(1,871)
Number of Share Options, Forfeited | shares	(383)
Number of Share Options, Outstanding, Ending Balance | shares	5,716
Number of Share Options, Exercisable | shares	2,401
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 56.65
Weighted Average Exercise Price, Granted | $ / shares	69.53
Weighted Average Exercise Price, Exercised | $ / shares	52.28
Weighted Average Exercise Price, Forfeited | $ / shares	62.33
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	60.26
Weighted Average Exercise Price, Exercisable | $ / shares	$ 54.72